Income taxes (Details) - CLP ($) $ in Thousands		Dec. 31, 2017	Dec. 31, 2016
IncomeTaxes [Line Items]
Current tax assets, current		$ 29,201,159	$ 29,423,479
Refundable tax previous year
IncomeTaxes [Line Items]
Current tax assets, current		9,640,567	4,436,810
Taxes under claim [Member]
IncomeTaxes [Line Items]
Current tax assets, current	[1]	2,141,476	2,141,476
Argentinean tax credits [Member]
IncomeTaxes [Line Items]
Current tax assets, current		4,813,614	2,532,114
Monthly provisions [Member]
IncomeTaxes [Line Items]
Current tax assets, current		11,155,690	18,860,164
Payment of absorbed profit provision [Member]
IncomeTaxes [Line Items]
Current tax assets, current		24,104	75,141
Other credits [Member]
IncomeTaxes [Line Items]
Current tax assets, current		$ 1,425,708	$ 1,377,774

[1]	This item includes claims for refund of first category taxes (Provisional payment of absorved profit) for an amount of ThCh$ 968,195 that was presented in April 2014 from the commercial year 2013 and claim to ThCh$ 1,173,281 presented in April 2010 from the commercial year 2009.